Long-term bank loans	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
Long-term bank loans

8.  Long-term bank loans

Long-term bank loans as of December 31, 2015 and June 30, 2016 consisted of the following:

	December 31, 2015	June 30, 2016
	US$	US$
	(Audited)	(Unaudited)
Loan from ICBC
Due July 20, 2016 at 5.25% per annum (1)	10,779,845	-
	10,779,845	-

Loan from Agricultural Bank of China
Due May 18, 2016, at 5.78% per annum(1)	6,159,911	-
	6,159,911	-

Loan from China Guangfa Bank
Due May 29, 2016, at 8.00% per annum(1)	3,233,953	-
Due December 23, 2017, at 8.4% per annum(1)	6,159,911	-
Due February 17, 2018, at 5.7% per annum(2)	30,799,556	27,144,408

	40,193,420	27,144,408
Loan from China Construction Bank
Due January 23, 2017, at 5.70% per annum(2)	76,998,891	67,861,021
	76,998,891	67,861,021

Loan from Bank of Shanghai
Due April 30, 2017, at 9.10% per annum(1)	35,419,490	-
	35,419,490	-

Loan from Ping An Bank
Due March 20, 2018, at 9.25% per annum(1)	43,119,380	-
	43,119,380	-

Loan from Bo Hai Bank
Due March 14, 2019, at 5.415% per annum(2)	-	45,240,680
	-	45,240,680

Loan from The Bank of East Asia
Due April 27, 2018, at 6.18% per annum(1)	47,428,237	-
Due June 1, 2018, at 1.25% plus 3 month LIBOR(3)	-	9,675,655
Due April 26, 2018, at 1.25% plus 3 month LIBOR(3)	-	13,250,000
Due June 5, 2018, at 1.25% plus 3 month LIBOR(3)	-	10,000,000
	47,428,237	32,925,655

Total	260,099,174	173,171,764

Less: current portion of long-term bank loans	(246,239,374)	(122,149,837)

Total long-term bank loans	13,859,800	51,021,927

(1)	These loans were paid in full during first half year of 2016.

(2)	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2016.

(3)	Pursuant to the loan contract with The Bank of East Asia, these three loans from The Bank of East Asia, amounting to US$9.7 million, US$13.3 million and US$10.0 million respectively, are denominated in US$ and are secured by the deposits of US$10,254,554, US$13,775,787, and US$10,556,159 respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.

As of June 30, 2016, except when otherwise indicated, the Group’s long term bank loans were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$48,019,199 (December 31, 2015: US$93,755,346), land use rights with net book value of US$163,967,571 (December 31, 2015: US$424,058,251).

The interest rates of these bank loans denominated in RMB are adjustable based on the range of 114% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of June 30, 2016 was 4.91% (December 31, 2015: 7.23%).